UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-521-3885

Signature, Place and Date of Signing:

 /s/ Stan Gonzalez              New York, New York          February 8, 2005
---------------------         ----------------------        ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total:   $158,556
                                          (thousands)

List of Other Included Managers: NONE

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                                                    FORM 13F INFORMATION TABLE

                               TITLE                      VALUE     SHRS OR  SH/  PUT/  INVSTMNT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN  CALL  DSCRTION  MANGRS  SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ACCENTURE LTD BERMUDA          CL A            G1150G111     1,755   65,000   SH        SOLE      NONE     65,000
ADVANCED MICRO DEVICES INC US  COM             007903107     3,523  160,000   SH        SOLE      NONE    160,000
AGERE SYS INC                  CL A            00845V100       137  100,000   SH        SOLE      NONE    100,000
AIRSPAN NETWORKS               COM             00950H102     2,559  471,190   SH        SOLE      NONE    471,190
ALBERTSONS INC                 COM             013104104     1,430   59,880   SH        SOLE      NONE     59,880
ALVARION LTD                   SHS             M0861T100     6,589  496,925   SH        SOLE      NONE    496,925
AMAZON COM INC                 COM             023135106       669   15,100   SH        SOLE      NONE     15,100
APPLIED MATLS INC              COM             038222105     2,309  135,000   SH        SOLE      NONE    135,000
ATHEROS COMMUNICATIONS INC     COM             04743P108     1,461  142,500   SH        SOLE      NONE    142,500
ATI TECHNOLOGIES INC           COM             001941103     1,260   65,000   SH        SOLE      NONE     65,000
BLUE COAT SYSTEMS INC          COM NEW         09534T508     3,221  173,100   SH        SOLE      NONE    173,100
BMC SOFTWARE INC               COM             055921100     4,194  225,500   SH        SOLE      NONE    225,500
BROADCOM CORP                  CL A            111320107     2,918   90,400   SH        SOLE      NONE     90,400
BUCYRUS INTL INC NEW           CL A            118759109     2,934   72,189   SH        SOLE      NONE     72,189
CONCORD COMMUNICATIONS INC     COM             206186108     1,505  135,800   SH        SOLE      NONE    135,800
CORN PROS INTL INC             COM             219023108     2,399   44,800   SH        SOLE      NONE     44,800
CROWN HOLDINGS INC             COM             228368106     3,298  240,000   SH        SOLE      NONE    240,000
CRYSTALLEX INTL CORP           COM             22942F101     2,577  717,700   SH        SOLE      NONE    717,700
DYCOM INDS INC                 COM             267475101     3,662  120,000   SH        SOLE      NONE    120,000
FOUNDATION COAL HLDGS INC      COM             35039W100     1,960   85,000   SH        SOLE      NONE     85,000
GILLETTE CO                    COM             375766102     3,045   68,000   SH        SOLE      NONE     68,000
HARMONIC INC                   COM             413160102     1,751  210,000   SH        SOLE      NONE    210,000
HARRAHS ENTMT INC              COM             413619107     2,341   35,000   SH        SOLE      NONE     35,000
HOMESTORE INC                  COM             437852106       303  100,000   SH        SOLE      NONE    100,000
IMPAC MED SYS INC              COM             45255A104     1,578   77,000   SH        SOLE      NONE     77,000
INFORMATICA CORP               COM             45666Q102     2,588  318,658   SH        SOLE      NONE    318,658
INTERWOVEN INC                 COM NEW         46114T508     4,080  375,000   SH        SOLE      NONE    375,000
KINROSS GOLD CORP              COM NO PAR      496902404     1,481  210,400   SH        SOLE      NONE    210,400
LAM RESEARCH CORP              COM             512807108     3,469  120,000   SH        SOLE      NONE    120,000
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105     2,838   80,000   SH        SOLE      NONE     80,000
MATRIXONE INC                  COM             57685P304     4,657  710,952   SH        SOLE      NONE    710,952
MAXTOR  CORP                   COM NEW         577729205     3,470  654,700   SH        SOLE      NONE    654,700
MICROMUSE INC                  COM             595094103     1,970  355,000   SH        SOLE      NONE    355,000
NASDAQ-100 TR                  UNIT SER 1      631100104     5,987  150,000   SH  CALL  SOLE      NONE    150,000
NASDAQ-100 TR                  UNIT SER 1      631100104     5,987  150,000   SH  PUT   SOLE      NONE    150,000
NETLOGIC MICRSYSTEMS INC       COM             64118B100     2,450  245,000   SH        SOLE      NONE    245,000
NEWMONT MINING CORP            COM             651639106     2,887   65,000   SH        SOLE      NONE     65,000
NICE SYS LTD                   SPONSORED ADRS  653656108     2,500   79,900   SH        SOLE      NONE     79,900
NIKU CORP                      COM NEW         654113703     2,033  100,926   SH        SOLE      NONE    100,926
NOVAGOLD RES INC               COM NEW         66987E206        78   10,000   SH        SOLE      NONE     10,000
NUANCE COMMUNICATIONS INC      COM             669967101     1,219  294,440   SH        SOLE      NONE    294,440
OMNIVISION TECHNOLOGIES INC    COM             682128103     1,835  100,000   SH        SOLE      NONE    100,000
ORACLE CORP                    COM             68389X105     3,567  260,000   SH        SOLE      NONE    260,000
POWERWAVE TECHNOLOGIES INC     COM             739363109       424   50,000   SH        SOLE      NONE     50,000
PRICELINE COM INC              COM NEW         741503403     1,769   75,000   SH        SOLE      NONE     75,000
QLOGIC CORP                    COM             747277101     2,938   80,000   SH        SOLE      NONE     80,000
RADIOSHACK CORP                COM             750438103     2,959   90,000   SH        SOLE      NONE     90,000
RETAIL HOLDRS TR               DEP RCPT        76127U101     1,479   15,000   SH        SOLE      NONE     15,000
RF MICRODEVICES INC            COM             749941100     1,026  150,000   SH        SOLE      NONE    150,000
ROCKWELL AUTOMATION INC        COM             773903109     5,550  112,000   SH        SOLE      NONE    112,000
SAFEWAY INC                    COM             786514208     1,678   85,000   SH        SOLE      NONE     85,000
SIGMA ALDRICH CORP             COM             826552101     2,418   40,000   SH        SOLE      NONE     40,000
SIGMA DESIGN INC               COM             826565103       397   40,000   SH        SOLE      NONE     40,000
SIRF TECHNOLOGY HLDGS INC      COM             82967H101       954   75,000   SH        SOLE      NONE     75,000
SKYWORKS SOLUTIONS INC         COM             83088M102     3,442  365,000   SH        SOLE      NONE    365,000
STATION CASINOS INC            COM             857689103     1,914   35,000   SH        SOLE      NONE     35,000
SYMANTEC CORP                  COM             871503108     4,122  160,000   SH        SOLE      NONE    160,000
SYNOPSYS INC                   COM             871607107     3,324  170,000   SH        SOLE      NONE    170,000
TARGET CORP                    COM             87612E106       779   15,000   SH        SOLE      NONE     15,000
TLC VISION CORP                COM             872549100       573   55,000   SH        SOLE      NONE     55,000
VIGNETTE CORP                  COM             926734104     1,198  862,174   SH        SOLE      NONE    862,174
WAL MART STORES INC            COM             931142103     3,169   60,000   SH        SOLE      NONE     60,000
WRIGLEY WM JR CO               COM             982526105     2,076   30,000   SH        SOLE      NONE     30,000
XILINX INC                     COM             983919101     3,893  131,200   SH        SOLE      NONE    131,200


04092.0001 #545893